EQUITY - Disclosure of equity (Details) shares in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares shares	Dec. 31, 2023 shares shares
Equity [abstract]
Common shares outstanding beginning balance	290,000	286,493
Issuance of shares from at-the-market equity offering program	12,061
Common shares issued under PSU plan		1,597
Exercise of share options	2,615	1,910
Common shares outstanding ending balance	304,676	290,000